INFORMATION ON BUSINESS SEGMENTS - Operating results for each of the segments of the Company (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue
Farm revenue						$ 153,000
Water revenue						15,000
Less: direct cost of revenue					97,000	285,000
Income Taxes (Expense)/Credit
Discontinued operations:
Income tax benefit
Non-controlling interest	12,000	24,000	4,000	24,000	51,000	4,000
Parent
Revenue
Assessments
Farm revenue
Water revenue						15,000
Other & misc.
Total Revenue						15,000
Less: direct cost of revenue
Gross Margin						15,000
Total Operating Expenses					(5,548,000)	(5,924,000)
Total Other Income/(Expense)					(160,000)	(909,000)
Net (Loss) Income from continuing operations before income taxes					(5,708,000)	(6,818,000)
Income Taxes (Expense)/Credit
Net Income (Loss) from continuing operations					(5,708,000)	(6,818,000)
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business
Income tax benefit
Loss on discontinued operations
Non-controlling interest
Net (Loss) Income					(5,708,000)	(6,818,000)
Segment assets					1,563,000	849,000
Farms
Revenue
Assessments
Farm revenue						153,000
Water revenue
Other & misc.					2,000	3,000
Total Revenue					2,000	156,000
Less: direct cost of revenue					97,000	285,000
Gross Margin					(95,000)	(129,000)
Total Operating Expenses					(589,000)	(457,000)
Total Other Income/(Expense)					1,652,000
Net (Loss) Income from continuing operations before income taxes					968,000	(586,000)
Income Taxes (Expense)/Credit
Net Income (Loss) from continuing operations					968,000	(586,000)
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business
Income tax benefit
Loss on discontinued operations
Non-controlling interest
Net (Loss) Income					968,000	(586,000)
Segment assets					7,127,000	105,000
Water
Revenue
Assessments					97,000	25,000
Farm revenue
Water revenue
Other & misc.					5,000
Total Revenue					102,000	25,000
Less: direct cost of revenue
Gross Margin					102,000	25,000
Total Operating Expenses					(640,000)	(1,137,000)
Total Other Income/(Expense)					(652,000)
Net (Loss) Income from continuing operations before income taxes					(1,190,000)	(1,112,000)
Income Taxes (Expense)/Credit
Net Income (Loss) from continuing operations					(1,190,000)	(1,112,000)
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business
Income tax benefit
Loss on discontinued operations
Non-controlling interest					(51,000)	(4,000)
Net (Loss) Income					(1,241,000)	(1,116,000)
Segment assets					26,763,000	26,236,000
Discontinued Operations
Revenue
Assessments
Farm revenue
Water revenue
Other & misc.
Total Revenue
Less: direct cost of revenue
Gross Margin
Total Operating Expenses
Total Other Income/(Expense)
Net (Loss) Income from continuing operations before income taxes
Income Taxes (Expense)/Credit
Net Income (Loss) from continuing operations
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business					(131,000)	(946,000)
Income tax benefit
Loss on discontinued operations					(131,000)	(946,000)
Non-controlling interest
Net (Loss) Income					(131,000)	(946,000)
Segment assets					5,000	8,000
TotalMember
Revenue
Assessments					97,000	25,000
Farm revenue						153,000
Water revenue						15,000
Other & misc.					7,000	3,000
Total Revenue					104,000	196,000
Less: direct cost of revenue					97,000	285,000
Gross Margin					7,000	(89,000)
Total Operating Expenses					(6,777,000)	(7,518,000)
Total Other Income/(Expense)					840,000	(909,000)
Net (Loss) Income from continuing operations before income taxes					(5,930,000)	(8,516,000)
Income Taxes (Expense)/Credit
Net Income (Loss) from continuing operations					(5,930,000)	(8,516,000)
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business					(131,000)	(946,000)
Income tax benefit
Loss on discontinued operations					(131,000)	(946,000)
Non-controlling interest					(51,000)	(4,000)
Net (Loss) Income					(6,112,000)	(9,466,000)
Segment assets					$ 35,458,000	$ 27,198,000